Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Values Of Financial Instruments [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2024
Assets
Cash and due from banks	$56,984	$56,984	$56,984	$—	$—
Interest bearing deposits	62,898	62,898	62,898	—	—
Securities available for sale	559,182	559,182	—	559,182	—
Securities held to maturity	339,436	301,860	—	301,860	—
Federal Home Loan Bank and Federal Reserve Bank Stock	16,099	NA	NA	NA	NA
Net loans and loans held for sale	3,987,089	3,772,862	—	7,643	3,765,219
Accrued interest receivable	19,113	19,113	46	5,606	13,461
Derivative financial instruments	37,059	37,059	—	37,059	—
Liabilities
Deposits with no stated maturity (1)	$3,806,185	$3,806,185	$3,806,185	$—	$—
Deposits with stated maturity (1)	847,903	845,534	—	845,534	—
Other borrowings	45,009	44,996	—	44,996	—
Subordinated debt	39,586	40,412	—	40,412	—
Subordinated debentures	39,796	40,235	—	40,235	—
Accrued interest payable	3,109	3,109	374	2,735	—
Derivative financial instruments	18,623	18,623	—	18,623	—
2023
Assets
Cash and due from banks	$68,208	$68,208	$68,208	$—	$—
Interest bearing deposits	101,573	101,573	101,573	—	—
Securities available for sale	679,350	679,350	—	679,350	—
Securities held to maturity	353,988	318,606	—	318,606	—
Federal Home Loan Bank and Federal Reserve Bank Stock	16,821	NA	NA	NA	NA
Net loans and loans held for sale	3,748,306	3,453,790	—	12,063	3,441,727
Accrued interest receivable	19,044	19,044	58	6,486	12,500
Derivative financial instruments	38,683	38,683	—	38,683	—
Liabilities
Deposits with no stated maturity (1)	$3,704,808	$3,704,808	$3,704,808	$—	$—
Deposits with stated maturity (1)	918,071	914,404	—	914,404	—
Other borrowings	50,026	49,831	—	49,831	—
Subordinated debt	39,510	40,352	—	40,352	—
Subordinated debentures	39,728	38,103	—	38,103	—
Accrued interest payable	6,534	6,534	482	6,052	—
Derivative financial instruments	21,835	21,835	—	21,835	—
NA – Not applicable

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $797.224 million and $723.014 million at December 31, 2024 and 2023, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $109.807 million and $109.006 million at December 31, 2024 and 2023, respectively.